Financing Charges (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift Interest [Abstract]
Schedule of Financing Charges

Year ended December 31 (millions of Canadian dollars)	2013	2012
Interest on long-term debt	416	421
Other	9	12
Less: Interest capitalized on construction and development in progress	(51)	(59)
Gain on interest-rate swap agreements	(11)	(12)
Interest earned on investments	(3)	(4)

	360	358